Other income (Tables)	12 Months Ended
Dec. 31, 2019
Other income
Schedule of other income

	2019	2018	2017
	(€ in thousands)
Grant income	1,778	5,378	870
Rental income from property subleases	—	174	625
Other income	155	209	—
	1,933	5,761	1,495